Non-controlling interests (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
Non-current assets	¥ 367,468,662	¥ 358,104,242
Current assets	60,781,401	61,799,069
Non-current liabilities	(156,250,607)	(165,575,427)
Current liabilities	(141,620,410)	(138,206,214)
Carrying amount of NCI	21,575,311	21,686,252
Revenue	174,009,401	169,550,624	¥ 152,459,444
Net (loss)/profit	1,108,205	1,329,974	1,584,207
Total comprehensive (loss)/income	1,679,092	911,085	998,993
(Loss)/ Profit allocated to NCI	341,860	595,539	4,371
Other comprehensive income/ (loss) allocated to NCI	(160,781)	(24,555)
Cash flow from operating activities	37,324,193	28,727,978	29,197,363
Cash flow from investment activities	(29,033,985)	(20,375,882)	(31,748,825)
Cash flow from financing activities	(11,328,183)	(2,243,070)	4,013,180
Net increase/ (decrease) in cash and cash equivalents	¥ (2,974,424)	¥ 6,135,292	¥ 1,471,889
Qinbei Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 9,086,939	¥ 9,660,834
Current assets	1,317,076	1,645,248
Non-current liabilities	(2,249,675)	(3,831,883)
Current liabilities	(4,905,399)	(4,255,529)
Net assets	3,248,941	3,218,670
Carrying amount of NCI	1,313,492	1,301,384
Revenue	4,787,221	5,293,403
Net (loss)/profit	30,270	(198,026)
Total comprehensive (loss)/income	30,270	(198,026)
(Loss)/ Profit allocated to NCI	12,108	(79,210)
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	667,432	954,820
Cash flow from investment activities	(205,703)	(503)
Cash flow from financing activities	(613,468)	(843,094)
Net increase/ (decrease) in cash and cash equivalents	(166,994)	111,223
Dividends paid to NCI	¥ 0	¥ 165,965
Beijing Co-generation [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	59.00%	59.00%
Non-current assets	¥ 6,264,852	¥ 6,623,915
Current assets	852,059	1,147,225
Non-current liabilities	(53,494)	(334,910)
Current liabilities	(1,257,150)	(1,665,921)
Net assets	5,806,267	5,770,309
Carrying amount of NCI	3,425,774	3,404,517
Revenue	5,579,382	5,704,966
Net (loss)/profit	705,311	757,268
Total comprehensive (loss)/income	705,311	757,268
(Loss)/ Profit allocated to NCI	416,133	446,788
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	1,623,975	1,321,867
Cash flow from investment activities	(273,374)	(316,754)
Cash flow from financing activities	(1,329,614)	(904,822)
Net increase/ (decrease) in cash and cash equivalents	20,987	101,482
Dividends paid to NCI	¥ 625,886	¥ 460,262
Luohuang Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 3,649,432	¥ 3,901,928
Current assets	1,134,889	1,187,551
Non-current liabilities	(205,085)	(611,767)
Current liabilities	(2,061,440)	(1,824,010)
Net assets	2,517,796	2,653,702
Carrying amount of NCI	986,100	1,040,463
Revenue	2,833,807	2,819,106
Net (loss)/profit	64,093	18,811
Total comprehensive (loss)/income	64,093	18,811
(Loss)/ Profit allocated to NCI	25,637	7,524
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	360,226	192,608
Cash flow from investment activities	(101,279)	(201,012)
Cash flow from financing activities	(247,546)	(5,288)
Net increase/ (decrease) in cash and cash equivalents	11,401	(13,692)
Dividends paid to NCI	¥ 0	¥ 0
Weihai Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 3,981,753	¥ 4,343,946
Current assets	629,370	695,125
Non-current liabilities	(34,495)	(59,651)
Current liabilities	(1,894,952)	(2,263,301)
Net assets	2,681,676	2,716,119
Carrying amount of NCI	1,072,670	1,086,448
Revenue	3,045,352	3,587,416
Net (loss)/profit	193,754	253,552
Total comprehensive (loss)/income	193,754	253,552
(Loss)/ Profit allocated to NCI	77,502	101,421
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	273,607	473,349
Cash flow from investment activities	(95,699)	(98,420)
Cash flow from financing activities	(260,953)	(306,054)
Net increase/ (decrease) in cash and cash equivalents	(94,821)	68,875
Dividends paid to NCI	¥ 124,000	¥ 140,000
Jinling Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	40.00%	40.00%
Non-current assets	¥ 4,432,195	¥ 4,729,663
Current assets	459,849	525,725
Non-current liabilities	(1,136,398)	(1,559,581)
Current liabilities	(1,489,022)	(1,591,228)
Net assets	2,266,624	2,104,579
Carrying amount of NCI	906,671	841,854
Revenue	3,099,014	3,346,779
Net (loss)/profit	265,457	200,269
Total comprehensive (loss)/income	265,457	200,269
(Loss)/ Profit allocated to NCI	106,183	80,108
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	821,975	711,800
Cash flow from investment activities	(128,541)	(52,701)
Cash flow from financing activities	(792,266)	(570,838)
Net increase/ (decrease) in cash and cash equivalents	(98,832)	88,261
Dividends paid to NCI	¥ 130,566	¥ 95,979
Yueyang Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%
Non-current assets	¥ 4,320,232	¥ 4,556,823
Current assets	1,426,960	1,038,193
Non-current liabilities	(701,135)	(662,863)
Current liabilities	(2,368,204)	(2,579,578)
Net assets	2,677,853	2,352,575
Carrying amount of NCI	1,220,746	1,074,060
Revenue	4,005,328	4,003,821
Net (loss)/profit	453,869	118,342
Total comprehensive (loss)/income	453,869	118,342
(Loss)/ Profit allocated to NCI	204,241	53,254
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	689,723	412,413
Cash flow from investment activities	(163,584)	(106,596)
Cash flow from financing activities	(503,852)	(305,872)
Net increase/ (decrease) in cash and cash equivalents	22,287	(55)
Dividends paid to NCI	¥ 45,000	¥ 46,790
Shidongkou Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	50.00%	50.00%
Non-current assets	¥ 3,255,810	¥ 3,467,694
Current assets	465,772	404,508
Non-current liabilities	(488,350)	(409,762)
Current liabilities	(1,563,894)	(1,879,696)
Net assets	1,669,338	1,582,744
Carrying amount of NCI	834,669	791,372
Revenue	2,055,168	2,109,785
Net (loss)/profit	216,595	131,129
Total comprehensive (loss)/income	216,595	131,129
(Loss)/ Profit allocated to NCI	108,298	65,564
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	655,910	527,783
Cash flow from investment activities	(86,427)	(45,045)
Cash flow from financing activities	(582,452)	(472,543)
Net increase/ (decrease) in cash and cash equivalents	(12,969)	10,195
Dividends paid to NCI	¥ 65,000	¥ 51,870
Yangliuqing Co-generation [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	45.00%	45.00%
Non-current assets	¥ 2,421,307	¥ 2,465,505
Current assets	721,617	759,703
Non-current liabilities	(378,478)	(178,511)
Current liabilities	(778,235)	(1,012,252)
Net assets	1,986,211	2,034,445
Carrying amount of NCI	892,899	914,604
Revenue	1,945,841	2,077,570
Net (loss)/profit	59,733	69,477
Total comprehensive (loss)/income	59,733	69,477
(Loss)/ Profit allocated to NCI	26,880	31,265
Other comprehensive income/ (loss) allocated to NCI	0	0
Cash flow from operating activities	171,531	210,558
Cash flow from investment activities	(16,465)	(258,605)
Cash flow from financing activities	(167,846)	63,762
Net increase/ (decrease) in cash and cash equivalents	(12,780)	15,719
Dividends paid to NCI	¥ 48,585	¥ 0
Shandong Power [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
NCI percentage	20.00%	20.00%
Non-current assets	¥ 57,881,917	¥ 59,979,594
Current assets	11,225,955	12,294,264
Non-current liabilities	(29,027,404)	(30,380,001)
Current liabilities	(23,441,038)	(24,530,691)
Net assets	16,639,430	17,363,166
Carrying amount of NCI	5,591,178	5,879,057
Revenue	28,274,364	24,202,739
Net (loss)/profit	(430,222)	282,198
Total comprehensive (loss)/income	(675,666)	327,958
(Loss)/ Profit allocated to NCI	(86,044)	(10,780)
Other comprehensive income/ (loss) allocated to NCI	(49,089)	9,152
Cash flow from operating activities	7,066,137	4,469,849
Cash flow from investment activities	(2,787,419)	(3,628,406)
Cash flow from financing activities	(2,673,351)	(162,007)
Net increase/ (decrease) in cash and cash equivalents	(414,221)	679,471
Dividends paid to NCI	84,156	42,506
Other individually immaterial subsidiaries [member]
Disclosure of information related to each of the Company and subsidiaries that have material non-controlling interests [line items]
Carrying amount of NCI	5,331,112	5,352,493
(Loss)/ Profit allocated to NCI	(549,078)	(100,395)
Other comprehensive income/ (loss) allocated to NCI	¥ (111,692)	¥ (33,707)